Financial Assets and Liabilities - Additional Information (Detail) $ in Thousands, € in Millions		12 Months Ended
	Dec. 28, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Feb. 28, 2022 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of financial assets and liabilities [line items]
Lease liabilities discontinued operation		$ 57,200
Cash and cash equivalents		89,789	$ 185,636
Loan received from bank		13,569	18,770
Research tax credit receivable		5,800
IFRS 5 [Member]
Disclosure of financial assets and liabilities [line items]
Cash and cash equivalents		89,800
Cellectis Excluding Calyxt [Member]
Disclosure of financial assets and liabilities [line items]
Cash and cash equivalents		89,800
Calyxt Inc [member]
Disclosure of financial assets and liabilities [line items]
Cash and cash equivalents		93,216
Credit Facility Agreement [Member] | Line Of Credit Facility [Member]
Disclosure of financial assets and liabilities [line items]
Notional amount | €	€ 40.0
Credit Facility Agreement [Member] | Line Of Credit Facility [Member] | Line Of Credit Facility Tranche A And Tranche B [Member]
Disclosure of financial assets and liabilities [line items]
Notional amount | €	€ 35.0
Entering Into Credit Facility Agreement [Member] | Credit Facility Agreement [Member]
Disclosure of financial assets and liabilities [line items]
Line of credit facility tranches available period	36 months
Entering Into Credit Facility Agreement [Member] | Credit Facility Agreement [Member] | Line Of Credit Facility [Member]
Disclosure of financial assets and liabilities [line items]
Notional amount | €	€ 40.0
Entering Into Credit Facility Agreement [Member] | Credit Facility Agreement [Member] | Line Of Credit Facility Tranche A [Member]
Disclosure of financial assets and liabilities [line items]
Line of credit facility expiration period	6 years
Notional amount | €	€ 20.0
Entering Into Credit Facility Agreement [Member] | Credit Facility Agreement [Member] | Line Of Credit Facility Tranche A [Member] | Payment In Kind Interest Rate [Member]
Disclosure of financial assets and liabilities [line items]
Payment in kind interest rate per tranche	8.00%
Entering Into Credit Facility Agreement [Member] | Credit Facility Agreement [Member] | Line Of Credit Facility Tranche B [Member]
Disclosure of financial assets and liabilities [line items]
Line of credit facility expiration period	6 years
Notional amount | €	€ 15.0
Entering Into Credit Facility Agreement [Member] | Credit Facility Agreement [Member] | Line Of Credit Facility Tranche B [Member] | Payment In Kind Interest Rate [Member]
Disclosure of financial assets and liabilities [line items]
Payment in kind interest rate per tranche	7.00%
Entering Into Credit Facility Agreement [Member] | Credit Facility Agreement [Member] | Line Of Credit Facility Tranche C [Member]
Disclosure of financial assets and liabilities [line items]
Line of credit facility expiration period	6 years
Notional amount | €	€ 5.0
Entering Into Credit Facility Agreement [Member] | Credit Facility Agreement [Member] | Line Of Credit Facility Tranche C [Member] | Payment In Kind Interest Rate [Member]
Disclosure of financial assets and liabilities [line items]
Payment in kind interest rate per tranche	6.00%
FRANCE
Disclosure of financial assets and liabilities [line items]
Non current financial assets		700	1,000		$ 1,000
Research tax credit receivable		6,700	7,900	$ 800
UNITED STATES
Disclosure of financial assets and liabilities [line items]
Non current financial assets		8,100	$ 6,000		$ 6,000
Paycheck Protection Program Loan [Member] | Calyxt Inc [member]
Disclosure of financial assets and liabilities [line items]
Borrowings		1,300
State Guaranteed Loan [Member]
Disclosure of financial assets and liabilities [line items]
Loan received from bank		$ 18,500
US Dollar [member] | Cash Cash and Cash Equivalents and Current Assets [member]
Disclosure of financial assets and liabilities [line items]
Currency denominated percentage		59.00%	57.00%